Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Revenues	$ 864,882	$ 640,885	$ 1,222,022	$ 990,706
Direct costs	425,049	442,180	653,983	704,524
Gross Profit	439,833	198,705	568,039	286,182
Operating expenses:
General and administrative	235,910	157,087	450,195	374,820
Research and Development	4,875	37,284	6,975	40,461
Amortization and depreciation	65,901	56,472	132,211	117,579
Total operating expenses	306,686	250,843	589,381	532,860
Operating income (loss)	133,147	(52,138)	(21,342)	(246,678)
Non-operating activity
Other income (expense)		8,106		7,318
Gains (losses) on settlement of debt	65,724		131,251
Gain (loss) on derivative liability	1,043,159	157,052	313,832	1,721,813
Interest expenses	(93,075)	(192,751)	(245,311)	(494,888)
Interest income	1		1	2
Total other income (expense)	1,015,809	(27,593)	199,773	1,234,245
Income(loss) before income taxes	1,148,956	(79,731)	178,431	987,567
Less minority interest income(loss)	(5,169)	608	(5,147)	(1,696)
Net Income(loss)	$ 1,143,787	$ (80,339)	$ 173,284	$ 989,263
Earnings (loss) per share:
Basic	0.0051	(0.001)	0.001	(0.01)
Dilutive	0.0042	(0.001)	0.0008	(0.01)
Weighted average shares outstanding
Basic	224,452,904	90,386,036	157,894,648	88,532,611
Dilutive	272,093,696	90,386,036	211,674,718	141,929,008